Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 377,034	$ 270,166
Cash and cash equivalents - Fair Value	377,034	270,166
Restricted cash - Book Value	589	29,623
Restricted cash - Fair Value	589	29,623
Other investments - Book Value	11,386	12,289
Other investments - Fair Value	11,386	12,289
Amounts due from related parties, short-term - Book Value	1,662	36,620
Amounts due from related parties, short-term - Fair Value	1,662	36,620
Amounts due to related parties, short-term - Book Value	(39,536)	0
Amounts due to related parties, short-term - Fair Value	(39,536)	0
Credit facilities and financial liabilities, including current portion, net (including current liabilities associated with the vessel held for sale) - Book Value	(1,909,544)	(1,803,153)
Credit facilities and financial liabilities, including current portion, net (including current liabilities associated with the vessel held for sale) - Fair Value	(1,935,300)	(1,827,384)
Fair value of derivatives, including current portion, Book Value	(2,314)	0
Fair value of derivatives, including current portion, Fair Value	$ (2,314)	$ 0